Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 1,426	$ 1,015	$ 1,003
Other comprehensive income (loss), net of tax:
Net unrealized gain (loss) on translation of net investment in foreign operations	88	(171)	20
Net unrealized gain (loss) on cash flow hedges	75	(41)	80
Reclassification of net gain on cash flow hedges to net income	(18)	(22)	(27)
Reclassification of net loss on pensions to net income	11	3	4
Pension and post-retirement benefits	(72)	(52)	(18)
Net unrealized (loss) gain on available-for-sale investments	(4)	(6)	11
Other comprehensive income (loss)	80	(289)	70
Comprehensive income	1,506	726	1,073
Comprehensive loss attributable to non-controlling interests	5	3
Comprehensive income attributable to Magna International Inc.	$ 1,511	$ 729	$ 1,073